Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 05, 2021 shares	Mar. 31, 2021	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recapitalization exchange ratio			3.1057
Preferred stock authorized (in shares)			50,000,000
Preferred stock, par value (in USD per share) | $ / shares			$ 0.0001
Preferred stock issued (in shares)			0
Preferred stock outstanding (in shares)			0
Common stock authorized (in shares)				375,788,212
Current liability related to common stock subject to repurchase | $			$ 700	$ 1,100
Unvested shares of common stock subject to repurchase (in shares)			421,594	692,990
Liability related to restricted stock subject to repurchase | $			$ 4,800	$ 10,500
Stock-based compensation expense | $			$ 47,514	$ 22,608
Shares reserved for issuance (in shares)			138,713,000	250,008,000
Options granted, weighted average grant date fair value (in USD per share) | $ / shares			$ 3.63	$ 2.40
Options vested (in shares)			18,455,667	13,012,287
Weighted average grant-date fair value of options vested (in USD per share) | $ / shares			$ 2.23	$ 1.64
Intrinsic value of options exercised | $			$ 31,900	$ 9,800
Options granted (in shares)			25,262,000
Unrecognized stock-based compensation expense | $			$ 123,200
Unrecognized stock-based compensation expense, expected period of recognition			2 years 4 months 24 days
Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Conversion ratio (in shares)	1
CEO
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted (in shares)			2,308,097
Non-employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted (in shares)			19,639
The 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period				4 years
Shares reserved for issuance (in shares)				4,043,637
The 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance (in shares)			46,008,885
Increase in number of stock available for grant as a proportion of common stock outstanding (as a percent)			5.00%
Outstanding stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			4 years
Stock-based compensation expense | $			$ 8,500
Minimum threshold of voting power (as a percent)			10.00%
Minimum proportion of fair market value of stock options granted to grantees that own more than 10% of voting power (as a percent)			110.00%
Expiration period			10 years
Expected dividend yield (as a percent)		0.00%
Unrecognized stock-based compensation expense | $			$ 0
Stock Options - Grantees Owning >10% of Voting Power
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expiration period			5 years
Unvested restricted stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Awards issued during period (in shares)					15,408,183
Vesting period					48 months
Unvested restricted common stock subject to repurchase (in shares)			3,210,037	7,062,082
Stock-based compensation expense | $			$ 4,600	$ 4,600
Unvested RSUs | The 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period				4 years
Class A Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized (in shares)			2,500,000,000	0
Number of votes per share | vote			1
Class A Common Stock | Unvested RSUs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			4 years
Class A Common Stock | ESPP | The 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance (in shares)			8,901,159
Class B Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares converted (in shares)	190,477,421
Recapitalization exchange ratio			3.1057
Common stock authorized (in shares)			500,000,000	375,788,000
Number of votes per share | vote			10
Class B Common Stock | ESPP | The 2021 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance (in shares)			89,011,590
ESPP, purchase price as proportion of common stock price (as a percent)			85.00%
Increase in number of stock available for grant as a proportion of common stock outstanding (as a percent)			1.00%